Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Consolidated statement of cash flows
Interests paid on lease liabilities	€ (113)	€ (60)
Purchase of financed assets	145	69
Payments of telecommunication licenses as investing activities	202	302
Payments related to liabilities on financed assets	€ 56	€ 44